Leases (Tables)	12 Months Ended
Jan. 31, 2021
Leases [Abstract]
Schedule of Lease Balances
As of January 31, 2021 and 2020, lease balances were as follows:

	January 31,
	2021	2020
	(in thousands)
Operating leases
Operating lease right-of-use assets	$21,817	$10,269

Operating lease liabilities, current	2,286	3,979
Operating lease liabilities, noncurrent	22,459	8,230

Total operating lease liabilities	$24,745	$12,209

Maturities of Operating Leases
Maturities of the operating lease liabilities as of January 31, 2021 were as follows:

(in thousands)
Years Ending January 31,
2022	$4,719
2023	5,123
2024	4,334
2025	4,152
2026	3,833
Thereafter	13,855

Total undiscounted operating lease payments	$36,016

Less: imputed interest	(11,271)

Total operating lease liabilities	$24,745

Maturities of the operating lease liabilities as of January 31, 2020 were as follows:

(in thousands)
Years Ending January 31,
2021	$4,849
2022	4,809
2023	2,671
2024	268
2025	292
Thereafter	1,341

Total undiscounted operating lease payments	$14,230
Less: imputed interest	(2,021)

Total operating lease liabilities	$12,209

Schedule of Other Supplemental Information of Lease Term and Discount Rate
Other supplemental information as of January 31, 2021 and 2020 was as follows:

	January 31,
	2021	2020
Lease Term and Discount Rate

Weighted-average remaining operating lease term (years)	7.5	3.7
Weighted-average operating lease discount rate	7.9%	8.7%

Summary of Other Lease Supplemental Cash Flow Information
Other supplemental cash flow information for the years ended January 31, 2021 and January 31, 2020 was as follows:

	Year ended January 31,
	2021	2020
	(in thousands)
Supplemental Cash Flow Information
Cash paid for amounts in the measurement of operating lease liabilities	$4,226	$4,527